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                            [NATIONWIDE LETTERHEAD]

May 1, 2001


VIA EDGAR


The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506


Re:          Nationwide VA Separate Account-A
             Nationwide Life and Annuity Insurance Company
             Post-Effective Amendment No. 11 (File No. 033-85164)
             CIK Number:  0000835765

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VA Separate Account A (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2001.

Please call the undersigned at (614) 249-6567 with any questions with regard to this filing.

Sincerely,

/s/ Linda Barnes

Linda G. Barnes
Senior Compliance Analyst
Nationwide Life and Annuity Insurance Company


Cc:      File